INCOME TAXES - Temporary differences and unused tax losses for which the Company has not recognized deferred tax assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	$ 200,660	$ 146,048
PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	202,301	147,567
Exploration and evaluation expenses | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	61,343	44,572
Exploration and evaluation expenses | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	58,187	41,796
Property and equipment | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position		3,080
Property and equipment | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position		3,080
Equity investment | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	2,071	2,346
Equity investment | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	2,071	2,346
Asset retirement obligation | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	987	952
Asset retirement obligation | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	987	952
Share issue expenses | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	5,380	5,102
Share issue expenses | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	5,380	5,102
Research and development expenses | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	23,258	19,412
Research and development expenses | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	30,077	25,158
Non-capital losses | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	105,528	69,792
Non-capital losses | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	103,506	68,341
Unrealized foreign exchange loss on convertible notes | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position		519
Unrealized foreign exchange loss on convertible notes | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position		519
Lease liabilities | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	2,087
Lease liabilities | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	2,087
Other | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	6	273
Other | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	$ 6	$ 273